Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill by business segment
Goodwill by business segment was as follows:

(in thousands)	Local Media	National Media	Total

Gross balance as of December 31, 2016	$708,133	$58,385	$766,518
Accumulated impairment losses	(216,914)	(21,000)	(237,914)
Net balance as of December 31, 2016	491,219	37,385	528,604
Cracked impairment charge	—	(29,403)	(29,403)
Katz acquisition	—	209,572	209,572
Balance as of December 31, 2017	$491,219	$217,554	$708,773

Gross balance as of December 31, 2017	$708,133	$267,957	$976,090
Accumulated impairment losses	(216,914)	(50,403)	(267,317)
Net balance as of December 31, 2017	491,219	217,554	708,773
Katz acquisition adjustments	—	(5,812)	(5,812)
Triton acquisition	—	83,876	83,876
Balance as of December 31, 2018	$491,219	$295,618	$786,837

Gross balance as of December 31, 2018	$708,133	$346,021	$1,054,154
Accumulated impairment losses	(216,914)	(50,403)	(267,317)
Net balance as of December 31, 2018	491,219	295,618	786,837
Television stations acquisitions	435,726	—	435,726
Omny acquisition	—	5,336	5,336
Triton acquisition adjustment	—	(3,220)	(3,220)
Balance as of December 31, 2019	$926,945	$297,734	$1,224,679

Gross balance as of December 31, 2019	$1,143,859	$348,137	$1,491,996
Accumulated impairment losses	(216,914)	(50,403)	(267,317)
Net balance as of December 31, 2019	$926,945	$297,734	$1,224,679

Summary of other finite-lived intangible assets
Other intangible assets consisted of the following:

	As of December 31,
(in thousands)	2019	2018

Amortizable intangible assets:
Carrying amount:
Television network affiliation relationships	$616,244	$248,444
Customer lists and advertiser relationships	104,300	93,100
Other	102,956	82,193
Total carrying amount	823,500	423,737
Accumulated amortization:
Television network affiliation relationships	(82,917)	(62,020)
Customer lists and advertiser relationships	(42,012)	(31,323)
Other	(23,811)	(11,703)
Total accumulated amortization	(148,740)	(105,046)
Net amortizable intangible assets	674,760	318,691
Indefinite-lived intangible assets — FCC licenses	385,915	157,215
Total other intangible assets	$1,060,675	$475,906

Summary of other indefinite-lived intangible assets
Other intangible assets consisted of the following:

	As of December 31,
(in thousands)	2019	2018

Amortizable intangible assets:
Carrying amount:
Television network affiliation relationships	$616,244	$248,444
Customer lists and advertiser relationships	104,300	93,100
Other	102,956	82,193
Total carrying amount	823,500	423,737
Accumulated amortization:
Television network affiliation relationships	(82,917)	(62,020)
Customer lists and advertiser relationships	(42,012)	(31,323)
Other	(23,811)	(11,703)
Total accumulated amortization	(148,740)	(105,046)
Net amortizable intangible assets	674,760	318,691
Indefinite-lived intangible assets — FCC licenses	385,915	157,215
Total other intangible assets	$1,060,675	$475,906